Income Taxes (Details Narrative) (10-K) - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Provision for income taxes
Deferred tax assets, gross			2,190,000	3,170,000
Deferred tax liabilities, gross			520,000	480,000
Decrease in deferred tax assets, gross			720,000
Unrecognized tax benefits
Decrease in valuation amount			1,020,000	60,000
Deferred tax asset, valuation allowance			1,670,000	$ 2,690,000
State of California [Member]
Net operating loss carryforwards, federal			6,530,000
Net operating loss carryforwards, state			$ 6,360,000
Deferred tax assets, expiration			The Federal loss carryforward begins to expire in 2026 and the state carryforward begins to expire in 2021.